SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - Genesis Unicorn Capital Corp [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF CONSOLIDATED BALANCE SHEETS

As of June 30, 2023 and December 31, 2022, the Class A Common Stock reflected on the balance sheets are reconciled in the following table:

Class A common stock subject to possible redemption at December 31, 2022	$88,297,794
Plus:
Redemption of Class A common stock subject to redemption	(32,707,627)
Remeasurement of carrying value to redemption value	521,015
Class A common stock subject to possible redemption at March 31, 2023	$56,111,182
Plus:
Remeasurement of carrying value to redemption value	1,817,679
Class A common stock subject to possible redemption at June 30, 2023	$57,928,861

As of December 31, 2022, the Class A Common Stock reflected on the consolidated balance sheets are reconciled in the following table:

Class A common stock subject to possible redemption at December 31, 2021	—
Gross proceeds from Initial Public Offering	87,543,750
Plus:
Remeasurement of carrying value to redemption value	754,044
Class A common stock subject to possible redemption at December 31, 2022	$88,297,794

SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Three Months Ended June 30, 2023		Three Months Ended June 30, 2022		Six Months Ended June 30, 2023		Six Months Ended June 30, 2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	183,201	67,325	(122,904)	(30,726)	(193,818)	(62,773)	(236,732)	(77,756)
Denominator:
Basic and diluted weighted average shares outstanding	5,867,515	2,156,250	8,265,000	2,156,250	6,657,611	2,156,250	6,337,707	2,081,665
Basic and diluted net income (loss) per share	$0.03	$0.03	$(0.01)	$(0.01)	$(0.03)	$(0.03)	$(0.04)	$(0.04)

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	Year Ended December 31, 2022		For the Period from February 23, 2021 (Inception) Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$(409,365)	$(110,433)	—	(16,778)
Denominator:
Basic and diluted weighted average shares outstanding	7,855,917	2,119,263	—	1,875,000
Basic and diluted net loss per share	$(0.05)	$(0.05)	$—	$(0.01)